Income Taxes - Tax Carryforward (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Tax Credit Carryforward [Line Items]
Total income tax carryforwards recognized	$ 3,470
Canadian
Tax Credit Carryforward [Line Items]
Tax carryforward, gross	325
Unrecognized	(15)
Total income tax carryforwards recognized	310
Foreign
Tax Credit Carryforward [Line Items]
Federal and state net operating loss	3,070
Tax carryforward, gross	3,160
Capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	15
Non-capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	308
Other tax credits | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	2
Other tax credits | Foreign
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 90